ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2011	2012
Accrued payroll and welfare	20,056,636	26,410,878
Accrued loyalty point program expenses	13,261,223	17,440,601
Accrued commission to third-party distribution partners	7,911,693	10,650,853
Accrued advertisement expense	1,662,040	8,957,787
Tax-related payables	4,014,812	4,014,812
Other accrued expenses	13,702,496	18,356,333
Other payables	10,385,062	10,162,939
Advances and deposits from customers	29,981,078	21,815,833
Business and other taxes	3,948,394	7,326,445
Payable to former shareholders	1,999,427	1,994,540
Payable for investment in non-consolidated affiliates	-	2,856,000
Accrued purchase consideration	-	13,300,000
Contingent purchase consideration	-	6,900,334
eCoupon program virtual cash liability	20,880,306	48,783,511
Total accrued expenses and other current liabilities	127,803,167	198,970,866